Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Related Party Disclosures
30.
RELATED PARTY DISCLOSURES
(i)
Compensation of key management personnel

The remuneration of directors of the Company and other key management were as follows:

	For the year ended December 31,
	2025	2024	2023
Short term benefits	$1,155	$4,645	$4,112
Retirement benefit scheme contributions	9	21	21
Share-based payment	(1,678)	10,294	9,419
	$(514)	$14,960	$13,552

The remuneration of key management personnel is determined by the directors of the Company having regard to the performance of individuals and market trends.